Note 2 - Summary of Significant Accounting Policies (Details) - Net Income (Loss) Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net Income (Loss) Per Share [Abstract]
Net income (loss) (in Dollars)	$ 438	$ (326)
Shares used in computing basic income (loss) per share	3,803,331	3,803,331
Potentially dilutive shares from stock options	287,000
Shares used in computing dilutive income (loss) per share	4,089,679	3,803,000
Net income (loss) per share –basic (in Dollars per share)	$ 0.12	$ (0.09)
Net income (loss) per share –dilutive (in Dollars per share)	$ 0.11	$ (0.09)